Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Detail) - $ / shares	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.63%	1.40%	1.26%
Expected life of stock options	4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	16.20%	18.50%	15.60%
Expected dividend yield	1.47%	1.40%	1.37%
Fair value per option	$ 7.62	$ 7.97	$ 5.97